LICENSE AGREEMENTS: (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Upfront payments		$ 7.5
Royalties company is eligible to receive		$ 9.0
Subsequent Event [Member]
Upfront payments	$ 4.0